  MAS                                             INSTITUTIONAL CLASS PROSPECTUS
---------
MAS FUNDS


                             Preliminary Prospectus
                              dated June 10, 1998
                              Subject to Completion
                           Small Cap Growth Portfolio
                                 June __, 1998
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Client Services: 1-800-354-8185     Prices and Investment Results:1-800-522-1525
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MAS Funds (the Fund) is a no-load mutual fund consisting of twenty-nine portfolios, one of which is described in this Prospectus. This Prospectus offers the Institutional Class Shares of the Small Cap Growth Portfolio.
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                     PORTFOLIO PAGE REFERENCE


                     How to Use This Prospectus:    2


                     Prospectus Summary:            3


                     Prospectus Glossary:
                     Strategy                       7
                     Investments                    7


                     General Shareholder
                     Information:                  10


                     Table of Contents:            Back Cover



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This Prospectus, which should be retained for future reference, sets forth concisely information that you should know before you invest. A Statement of Additional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated June __, 1998 as revised from time to time, and has been incorporated by reference into this Prospectus. A copy of the Statement may be obtained, without charge, by writing to the Fund or by calling the Client Services Group at the telephone number shown above.
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 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
               UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.









   MILLER
   ANDERSON
--& SHERRERD, LLP_ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o  800-354-8185

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This propspectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where this offer or sale is not permitted.

EXPENSE SUMMARY -- INSTITUTIONAL CLASS SHARES

The following tables illustrate the various expenses and fees that a shareholder in the portfolio will incur either directly or indirectly. The Adviser may from time to time waive fees or reimburse expenses thereby reducing total operating expenses.


           Shareholder Transaction Expenses:
           Sales Load Imposed on Purchases                               None
           Sales Load Imposed on Reinvested Dividends                    None
           Redemption Fees                                               None
           Exchange Fees                                                 None

           Annual Fund Operating Expenses:
           (as a percentage of average net assets after fee waivers)
           12b-1 Fees                                                    None
           Shareholder Servicing Fee                                     None




                      Investment                          Total
                       Advisory          Other          Operating
   Portfolio             Fees           Expenses         Expenses
------------------   ------------   ---------------   -------------
Small Cap Growth        0.700%*         0.450%**          1.150%

The Total Operating Expense ratios reflected in the table above may be higher than the ratio of expenses actually deducted from portfolio assets because of the effect of expense offset arrangements. The result of such arrangements is to offset expenses that otherwise would be deducted from portfolio assets.

 * Until further notice, the Adviser has voluntarily agreed to waive its advisory fees and/or reimburse certain expenses to the extent necessary to keep Total Operating Expenses actually deducted from portfolio assets for the Small Cap Growth Portfolio from exceeding 1.15%. Absent such waivers and/or reimbursements by the Adviser, Total Operating Expenses would be 1.45%.

** Other expenses are based on estimated amounts for the current year.

EXAMPLE

The purpose of this table is to assist in understanding the various expenses that a shareholder in the portfolio will bear directly or indirectly. The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Because the portfolio has less than 10 months of operations, only the 1 and 3 year examples are shown, which are based on estimated expenses.


     Portfolio                1 year     3 year
-----------------------------------------------------------
Small Cap Growth                $12        $37

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                           HOW TO USE THIS PROSPECTUS


A PROSPECTUS SUMMARY begins on page 3;
A description of YIELD AND TOTAL RETURN begins on page 4;
GENERAL INFORMATION including INVESTMENT LIMITATIONS begins on page 4;
A SUMMARY PAGE for the portfolio's Objective, Policies and Strategy begins on page 6;
The PROSPECTUS GLOSSARY which defines specific Allowable Investments, Policies and Strategies printed in bold type throughout this Prospectus begins on page 7; and
GENERAL SHAREHOLDER INFORMATION begins on page 10.

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MAS Funds - 2          Terms in bold type are defined in the Prospectus Glossary

SUMMARY INFORMATION:

The following information should be read in conjunction with the specific information about the portfolio.

OBJECTIVES: The portfolio seeks to achieve its investment objective relative to the universe of securities in which it is authorized to invest and, accordingly, the total return or current income achieved by the portfolio may not be as great as that achieved by another portfolio that can invest in a broader range of securities. The objective of the portfolio is fundamental and may only be changed with approval of holders of a majority of the shares of the portfolio. The achievement of the portfolio's objective cannot be assured.

RISK FACTORS: Prospective investors in the Fund should consider the following factors as they apply to the portfolio's allowable investments and policies. See the Prospectus Glossary for more information on terms printed in bold type:

o The portfolio invests to a significant degree in Equity Securities of smaller companies. Investment in smaller capitalization companies may involve greater risk than that customarily associated with investments in larger, more established companies. Smaller companies may have more limited markets and financial resources, narrow product lines or lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and, if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Thus, the securities of smaller-sized companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

o The portfolio may invest in Repurchase Agreements, which entail a risk of loss should the seller default in its obligation to repurchase the security which is the subject of the transaction;

o The portfolio may participate in a Securities Lending program which entails a risk of loss should a borrower fail financially;

o Common Stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Portfolio's net asset value;

o Investments in Foreign Equities involve certain special considerations which are not typically associated with investing in U.S. companies. The portfolio may also engage in foreign currency exchange transactions. See Foreign Currency, Forwards, Futures & Options, and Swaps;

o Securities purchased on a When-Issued basis may decline or appreciate in market value prior to their actual delivery to the portfolio;

o The portfolio may invest a portion of its assets in Derivatives including Futures & Options. Futures contracts, options and options on futures contracts entail certain costs and risks, including imperfect correlation between the value of the securities held by the portfolio and the value of the particular derivative instrument, and the risk that the portfolio could not close out a futures or options position when it would be most advantageous to do so; and

o The portfolio may invest in certain instruments such as Forwards, certain types of Futures & Options and When-Issued Securities which require the portfolio to segregate some or all of its cash or liquid securities to cover its obligations pursuant to such instruments. As asset segregation reaches certain levels, the portfolio may lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations and may be forced to sell other securities that it wanted to retain or to realize unintended gains or losses.


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Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 3

HOW TO INVEST: Institutional Class Shares of the portfolio are available to clients of the Adviser with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others. Shares are offered directly to investors without a sales commission at the net asset value of the portfolio next determined after receipt of the order. Share purchases may be made by sending investments directly to the Fund, subject to acceptance by the Fund.

HOW TO REDEEM: Shares of the portfolio may be redeemed at any time at the net asset value of the portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. See Redemption of Shares and Shareholder Services.

THE FUND'S INVESTMENT ADVISER: Miller Anderson & Sherrerd, LLP (the "Adviser") is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of the Morgan Stanley Dean Witter and Co., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment counseling services to employee benefit plans, endowments, foundations and other institutional investors, and as of December 31, 1997 had in excess of $59.4 billion in assets under management.

THE FUND'S DISTRIBUTOR: MAS Fund Distribution, Inc. (the "Distributor") provides distribution services to the Fund.

YIELD AND TOTAL RETURN:

From time to time the portfolio advertises its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return reflects changes in the price of a portfolio's shares and assumes that any income dividends and/or capital gain distributions made by the portfolio during the period were reinvested in additional shares of the portfolio. Figures will be given for one-, five- and ten-year periods ending with the most recent calendar quarter-end (if applicable), and may be given for other periods as well (such as from commencement of the portfolio's operations).

The yield of the portfolio is computed by dividing the net investment income per share (using the average number of shares entitled to receive dividends) earned during the 30-day period by the closing price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes as expenses of the portfolio all recurring fees and any non recurring charges for the period stated.

The performance of the portfolio may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, returns of other investment advisers and mutual funds, and various indices as further described in the Statement of Additional Information.

The Annual Report to Shareholders of the Fund for the Fund's most recent fiscal year-end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge upon request by writing to the Fund or calling the Client Services Group at the telephone number shown on the front cover of this Prospectus.

GENERAL INFORMATION:

Suitability: The portfolio is designed for long-term investors who can accept the risks entailed in investing in the stock and bond markets, and is not meant to provide a vehicle for playing short-term swings in the market. The portfolio is designed principally for the investments of tax-exempt fiduciary investors who are entrusted with the responsibility of investing assets held for the benefit of others. Since such investors are not subject to Federal income taxes, securities transactions for the portfolio will not be influenced by the different tax treatment of capital gains and dividend income under the Internal Revenue Code.


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MAS Funds - 4          Terms in bold type are defined in the Prospectus Glossary

Securities Lending: The portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the portfolio will not loan its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

Illiquid Securities/Restricted Securities: The portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to
Section 4(2) under the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Fund's Board of Trustees.

Turnover: The Adviser manages the portfolio generally without regard to restrictions on portfolio turnover. In general, the portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held.

The portfolio has an estimated annual turnover rate of 100% or more. This high rate of annual turnover necessarily results in correspondingly heavier brokerage and portfolio trading costs which are paid by the portfolio. In addition to portfolio trading costs, higher rates of annual turnover may result in the realization of capital gains. To the extent net term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

Cash Equivalents/Temporary Defensive Investing: Although the portfolio intends to remain substantially invested, a small percentage of the portfolio's assets are generally held in the form of Cash Equivalents in order to meet redemption requests and otherwise manage the daily affairs of the portfolio. In addition, the portfolio may, when the Adviser deems that market conditions are such that a temporary defensive approach is desirable, invest in Cash Equivalents listed for the portfolio without limit.

Concentration: Concentration is defined as investment of 25% or more of a portfolio's total assets in the securities of issuers operating in any one industry. The portfolio will not concentrate investments in any one industry.

Investment Limitations: The portfolio is subject to certain limitations designed to reduce its exposure to specific situations. Some of these limitations are:

(a) with respect to 75% of its assets, the portfolio will not purchase securities of any issuer if, as a result, more than 5% of the portfolio's total assets taken at market value would be invested in the securities of any single issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

(b) with respect to 75% of its assets, the portfolio will not purchase a security if, as a result, the portfolio would hold more than 10% of the outstanding voting securities of any issuer.

Limitations (a) and (b), and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a majority of the shares of the portfolio. The other investment limitations described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees may change them without shareholder approval. If a percentage limitation on investment or utilization of assets as set forth in this prospectus or the Statement of Additional Information is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.


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Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 5

Small Cap Growth Portfolio

Objective:            To achieve long-term capital growth by investing primarily in common stocks of smaller size companies which are deemed by the Adviser to offer long-term growth potential.

Approach:             The Adviser uses a four-part process combining
                      quantitative, fundamental, and valuation analysis with a strict selling discipline. Stocks that pass an initial screen based on estimate revisions undergo detailed fundamental research. Valuation analysis is used to eliminate the most overvalued securities. Holdings are sold when their estimate-revision scores fall to unacceptable levels, when fundamental research uncovers unfavorable trends, or when their valuations exceed the level that the Adviser believes is reasonable given their growth prospects. Due to its emphasis on long-term capital growth, dividend income will be lower than for the Equity and Value Portfolios.

Policies:             Generally at least 65% invested in Equity Securities of
                      small-cap companies offering long-term growth potential
                      Up to 5% invested in Foreign Equities (excluding ADRs)
                      Derivatives may be used to pursue portfolio strategy

Capitalization Range: Generally matching the capitalization range represented by the Russell 2000 Index (currently $50 million to
                      $1 billion)

Allowable        ADRs                 Foreign Currency      Investment Companies      Rights
Investments:     Cash Equivalents     Foreign Equities      Preferred Stock           Warrants
                 Common Stocks        Futures & Options     Repurchase Agreements     When Issued Securities
                 Convertibles

Comparative Index:    Russell 2000 Index

Strategy:             Growth Stock Investing


Portfolio
Management Team:      Arden C. Armstrong and David P. Chu

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MAS Funds - 6         Terms in bold type are defined in the Prospectus Glossary

                               PROSPECTUS GLOSSARY

             CHARACTERISTICS AND RISKS OF STRATEGIES AND INVESTMENTS

STRATEGY

Growth Stock Investing: Seeks to invest in Common Stocks generally characterized by higher growth rates, betas, and price/earnings ratios, and lower yields than the stock market in genral as measured by the S&P 500 Index.

INVESTMENTS

The portfolio may invest in the securities defined below in accordance with its listing of Allowable Investments and any quality or policy constraints.

ADRs--American Depository Receipts: are dollar-denominated securities which are listed and traded in the United States, but which represent claims to shares of foreign stocks. ADRs may be either sponsored or unsponsored. Unsponsored ADR facilities typically provide less information to ADR holders. ADRs also include American Depositary Shares.

Cash Equivalents: are short-term fixed-income instruments comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

The portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the Foreign Investing section of this Prospectus.

The portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which may be purchased by the portfolio;

(2) The portfolio may invest in commercial paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g. A or better by Moody's, Standard & Poor's or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

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Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 7

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) Repurchase Agreements collateralized by securities listed above.

Common Stocks: are Equity Securities which represent an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

Convertibles: are convertible bonds or shares of convertible Preferred Stock which may be exchanged for a fixed number of shares of Common Stock at the purchaser's option.

Derivatives: A financial instrument whose value and performance are based on the value and performance of another security or financial instrument. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the portfolio. The Adviser will not use derivatives to increase portfolio risk above the level that could be achieved in the portfolio using only traditional investment securities. In addition, the Adviser will not use derivatives to acquire exposure to changes in the value of assets or indexes of assets that are not listed in the applicable Allowable Investments for the portfolio. Any applicable limitations are described under each investment definition. The portfolio may enter into over-the-counter Derivatives transactions with counterparties approved by the Adviser in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA. Derivatives include, but are not limited to, Forwards and Futures and Options.

Equity Securities: Commonly include but are not limited to Common Stock, Preferred Stock, ADRs, Rights, Warrants, Convertibles, and Foreign Equities.

Foreign Currency: A portfolio investing in foreign securities will regularly transact security purchases and sales in foreign currencies. The portfolio may hold foreign currency or purchase or sell currencies on a forward basis (see Forwards).

Foreign Equities: are Common Stock, Preferred Stock, Rights and Warrants of foreign issuers denominated in foreign currency and traded primarily in non-U.S. markets. Investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

Futures & Options--Futures Contracts, Options on Futures Contracts and Options: are Derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security.

The portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. It will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

Possible Risks: The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the securities held by the portfolio and the prices of futures and options relating to the stocks, bonds or futures contracts purchased or sold by a portfolio; and
(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an

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MAS Funds - 8          Terms in bold type are defined in the Prospectus Glossary
adverse impact on the portfolio's ability to execute futures and options strategies. Additional risks associated with options transactions are (i) the risk that an option will expire worthless; (ii) the risk that the issuer of an over-the- counter option will be unable to fulfill its obligation to the portfolio due to bankruptcy or related circumstances; (iii) the risk that options may exhibit greater short-term price volatility than the underlying security; and (iv) the risk that the portfolio may be forced to forego participation in the appreciation of the value of underlying securities, futures contracts or currency due to the writing of a call option.

Investment Companies: The portfolio is permitted to invest in shares of other open-end or closed-end investment companies. The Investment Company Act of 1940 (the "1940 Act) generally prohibits the portfolios from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

To the extent the portfolio invests a portion of its assets in Investment Companies, those assets will be subject to the expenses of the investment company as well as to the expenses of the portfolio itself. The portfolios may not purchase shares of any affiliated investment company except as permitted by SEC rule or order.

Preferred Stock: are non-voting ownership shares in a corporation which pay a fixed or variable stream of dividends.

Repurchase Agreements: are transactions by which a portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Such agreements permit the portfolio to keep all its assets at work while retaining overnight flexibility in pursuit of investments of a longer term nature. The Adviser will continually monitor the value of the underlying collateral to ensure that its value, including accrued interest, always equals or exceeds the repurchase price.

Pursuant to an order issued by the SEC, the Fund's portfolios may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis. By entering into Repurchase Agreements on a joint basis, it is expected that the portfolios will incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that portfolio's percentage share in the total Repurchase Agreement.

Rights: represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Warrants: are options issued by a corporation which give the holder the option to purchase stock.

When-Issued Securities: are securities purchased at a certain price even though the securities may not be delivered for up to 90 days. No payment or delivery is made by the portfolio in a when-issued transaction until the portfolio receives payment or delivery from the other party to the transaction. Although the portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.


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Terms in bold type are defined in the Prospectus Glossary          MAS Funds - 9

                        GENERAL SHAREHOLDER INFORMATION

PURCHASE OF SHARES

Institutional Class Shares are available to clients of the Adviser with combined investments of $5,000,000 and Shareholder Organizations who have a contractual arrangement with the Fund or the Fund's Distributor, including institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others.

Institutional Class Shares of the portfolio may be purchased at the net asset value per share next determined after receipt of the purchase order. The portfolio determines net asset value as described under General Shareholder Information-Valuation of Shares each day that the portfolio is open for business. See Other Information-Closed Holidays and General Shareholder Information--Valuation of Shares.

Initial Purchase by Mail: Subject to acceptance by the Fund, an account may be opened by completing and signing an Account Registration Form (provided at the end of the prospectus) and mailing it to MAS Funds c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868 together with a check ($5,000,000 minimum) payable to MAS Funds.

The Small Cap Growth Portfolio should be designated on the Account Registration Form. Subject to acceptance by the Fund, payment for the purchase of shares received by mail will be credited at the net asset value per share of the portfolio next determined after receipt. Such payment need not be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before acceptance by the Fund. Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. Shareholders can avoid this delay by purchasing shares by wire.

Initial Purchase by Wire: Subject to acceptance by the Fund, Institutional Class Shares of the portfolio may also be purchased by wiring Federal Funds to the Fund's Custodian Bank, The Chase Manhattan Bank (see instructions below). A completed Account Registration Form should be forwarded to MAS Funds' Client Services Group in advance of the wire. Notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value.

Institutional Class Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. (Prior notification must also be received from investors with existing accounts.) Instruct your bank to send a Federal Funds Wire in a specified amount to the Fund's Custodian Bank using the following wiring instructions:

                        The Chase Manhattan Bank
                        1 Chase Manhattan Plaza
                        New York, NY 10081
                        ABA #021000021
                        DDA #910-2-734143
                        Attn: MAS Funds Subscription Account
                        Ref: (Small Cap Growth Portfolio, Account Number, Account Name)

Federal Funds purchases will be accepted only on a day on which the portfolio is open for business. See Other Information-Closed Holidays.


Additional Investments: Additional investments of Institutional Class Shares at net asset value may be made at any time (minimum additional investment $1,000) by mailing a check (payable to MAS Funds) to MAS Funds' Client Services Group at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian Bank as outlined above. Shares will be purchased at the net asset value per share next determined after receipt of the purchase order. Notification must be given to MAS Funds' Client Services Group at 1-800-354-8185 prior to the determination of net asset value.

--------------------------------------------------------------------------------
MAS Funds - 10         Terms in bold type are defined in the Prospectus Glossary

Other Purchase Information: The Fund reserves the right, in its sole discretion, to suspend the offering of any of its portfolios or to reject any purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund. The Fund also reserves the right, in its sole discretion, to waive the minimum initial and additional investment amounts.

Purchases of the portfolio's shares will be made in full and fractional shares of the portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares, however, will not be issued.

Institutional Class Shares of the portfolio are also sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (Shareholder Organizations). Investors purchasing and redeeming shares of the portfolio through a Shareholder Organization may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from Shareholder Organizations for the sale of Institutional Class Shares.

REDEMPTION OF SHARES

Shares of the portfolio may be redeemed by mail, or, if authorized, by telephone. No charge is made for redemptions. The value of shares redeemed may be more or less than the purchase price, depending on the net asset value at the time of redemption which is based on the market value of the investment securities held by the portfolio. See Other Information-Closed Holidays and Valuation of Shares.

By Mail: The portfolio will redeem shares at the net asset value next determined after the request is received in good order. Requests should be addressed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees (see Signature Guarantees); and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Signature Guarantees: To protect your account, the Fund and the Administrator from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, and (2) share transfer requests. Please contact MAS Funds' Client Services Group for further details.

By Telephone: Provided the Telephone Redemption Option has been authorized by the shareholder on the Account Registration Form, a redemption of shares may be requested by calling MAS Funds' Client Services Group and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Shares cannot be redeemed by telephone if share certificates are held for those shares.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 11

By Facsimile: Written requests in good order (see above) for redemptions, exchanges, and transfers may be forwarded to the Fund via facsimile. All requests sent to the Fund via facsimile must be followed by a telephone call to MAS Funds' Client Services Group to ensure that the instructions have been properly received by the Fund. The original request must be promptly mailed to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.

Payment of the redemption proceeds will ordinarily be made within three business days after receipt of an order for a redemption. The Fund may suspend the right of redemption or postpone the date of redemption at times when the New York Stock Exchange ("NYSE"), the Custodian, or the Fund is closed (see Other Information-Closed Holidays) or under any emergency circumstances as determined by the SEC.

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by a portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

SHAREHOLDER SERVICES

Exchange Privilege: The portfolio's Institutional Class Shares may be exchanged for shares of the Fund's other portfolios offering Institutional Class Shares based on the respective net asset values of the shares involved. The exchange privilege is only available, however, with respect to portfolios that are qualified for sale in a shareholder's state of residence. There are no exchange fees. Exchange requests should be sent to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868.

Because an exchange of shares amounts to a redemption from one portfolio and purchase of shares of another portfolio, the above information regarding purchase and redemption of shares applies to exchanges. Shareholders should note that an exchange between portfolios is considered a sale and purchase of shares. The sale of shares may result in a capital gain or loss for tax purposes.

The officers of the Fund reserve the right not to accept any request for an exchange when, in their opinion, the exchange privilege is being used as a tool for market timing. The Fund reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' notice.

Transfer of Registration: The registration of Fund shares may be transferred by writing to MAS Funds, c/o Miller Anderson & Sherrerd, LLP, One Tower Bridge, West Conshohocken, PA 19428-0868. As in the case of redemptions, the written request must be received in good order as defined above. Unless shares are being transferred to an existing account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party.

VALUATION OF SHARES

Net asset value per share is determined by dividing the total market value of the portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the portfolio. Net asset value per share is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the portfolio is open for business (See Other Information-Closed Holidays). Equity Securities listed on a U.S. securities exchange or Nasdaq for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed Equity Securities is taken from the exchange where the security is primarily traded. Equity

--------------------------------------------------------------------------------
MAS Funds - 12         Terms in bold type are defined in the Prospectus Glossary

Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of net asset value per share, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the bid price of such currencies against U.S. dollars. Unlisted Equity Securities and listed U.S. Equity Securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. All other securities generally are valued at market value. The value of securities for which market quotations are not readily available (including restricted securities), and, to the extent permitted by the SEC, securities for which the value has been materially affected by events occurring after the close of the market on which they principally trade, are determined in good faith at fair value using methods approved by the Trustees.

DIVIDENDS, DISTRIBUTIONS AND TAXES:

The portfolio normally distributes substantially all of its net investment income on an annual basis.

If the portfolio does not have income available to distribute, as determined in compliance with the appropriate tax laws, no distribution will be made.

If any net gains are realized from the sale of underlying securities, the portfolio normally distributes such gains with the last distribution for the calendar year.

All dividends and capital gains distributions are automatically paid in additional shares of the portfolio unless the shareholder elects otherwise. Such election must be made in writing to the Fund and may be made on the Account Registration Form.

Undistributed net investment income is included in the portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the ex-dividend date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

TAXES: The following is a summary of some important tax issues that affect the portfolio and its shareholders. The summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the tax treatment of the portfolio or its shareholders. More information about taxes is in the Statement of Additional Information. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Federal Taxes: The portfolio is treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, the portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify shareholders annually as to the tax classification of all distributions.

Income dividends received by shareholders will be taxable as ordinary income, whether received in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by the portfolio from U.S. corporations. Capital gains distributions are taxable to shareholders at capital gains rates. The portfolio will designate capital gains distributions to individual shareholders as either subject to the federal capital gains rate imposed on property held for more than 18 months or on property held for more than 1 year but not more than 18 months.

Distributions paid in January but declared by the portfolio in October, November or December of the previous year are taxable to shareholders in the previous year.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 13

The portfolio intends to declare and pay dividends and distributions so as to avoid imposition of the federal excise tax applicable to regulated investment companies. Further discussion is included in the Statement of Additional Information.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this withholding requirement, shareholders must certify on their Account Registration Form that their Social Security Number or Taxpayer Identification Number is correct, and that they are not subject to backup withholding. Exchanges and redemptions of shares in a portfolio are taxable events.

Foreign Income Taxes: Investment income received by the portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source.

State and Local Taxes: The Fund is formed as a Pennsylvania Business Trust and is not liable for any corporate income or franchise tax of the Commonwealth of Pennsylvania. Shareholders should consult their tax advisors for the state and local income tax consequences of distributions from the portfolio.

TRUSTEES OF THE TRUST: The affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Pennsylvania. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

INVESTMENT ADVISER: The Investment Adviser to the Fund, Miller Anderson & Sherrerd, LLP (the Adviser), is a Pennsylvania limited liability partnership founded in 1969, wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is located at One Tower Bridge, West Conshohocken, PA 19428. The Adviser provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and as of December 31, 1997 had in excess of $59.4 billion in assets under management. On May 31, 1997, Morgan Stanley Group Inc., then the indirect parent of the Adviser, merged with Dean Witter, Discover & Co. to form Morgan Stanley Dean Witter & Co. In connection with this transaction, the Adviser entered into a new Investment Management Agreement ("Agreement") with MAS Funds dated May 31, 1997, which Agreement was approved by the shareholders of each portfolio at a special meeting held on May 1, 1997 or at an adjournment of such meeting held on May 12, 1997. The Adviser will retain its name and remain at its current location, One Tower Bridge, West Conshohocken, PA 19428. The Adviser will continue to provide investment counseling services to employee benefit plans, endowments, foundations and other institutional investors.

Under the Agreement with the Fund, the Adviser, subject to the control and supervision of the Fund's Board of Trustees and in conformance with the stated investment objectives and policies of each portfolio of the Fund, manages the investment and reinvestment of the assets of each portfolio of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund's portfolios and to place each portfolio's purchase and sales orders. As compensation for the services rendered by the Adviser under the Agreement, the portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate of 1.00%.

--------------------------------------------------------------------------------
MAS Funds - 14         Terms in bold type are defined in the Prospectus Glossary

PORTFOLIO MANAGEMENT

A description of the business experience during the past five years for each of the investment professional who are primarily responsible for the day-to-day management of the portfolio is as follows:

Arden C. Armstrong, Managing Director, Morgan Stanley, joined MAS in 1986. She assumed responsibility for the Mid Cap Growth Portfolio in 1990, the Growth Portfolio in 1993, the Equity Portfolio in 1994 and the Small Cap Growth Portfolio in 1998.

David P. Chu, Vice President, Morgan Stanley, joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeStreet Investment Associates, Inc. He assumed responsibility for the Mid Cap Growth and Small Cap Growth Portfolios in 1998.

ADMINISTRATIVE SERVICES: MAS serves as Administrator to the Fund pursuant to an Administration Agreement dated as of November 18, 1993. Under its Administration Agreement with the Fund, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of the Fund's average daily net assets, and is responsible for all fees payable under any sub-administration agreements. Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston MA 02108-3913, serves as Transfer Agent to the Fund pursuant to an agreement also dated as of November 18, 1993, and provides fund accounting and other services pursuant to a sub-administration agreement with MAS as Administrator.

GENERAL DISTRIBUTION AGENT: Shares of the Fund are distributed exclusively through MAS Fund Distribution, Inc., a wholly-owned subsidiary of the Adviser.

PORTFOLIO TRANSACTIONS: The investment advisory agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's portfolios and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolios. In doing so, a portfolio may pay higher commission rates or markups on principal transactions than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker or dealer effecting the transaction.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the portfolios for their clients.

Some securities considered for investment by each of the Fund's portfolios may also be appropriate for other clients served by the Adviser. The Adviser may place a combined order for two or more accounts or portfolios for the purchase or sale of the same security if, in its judgement, joint execution is in the best interest of each participant and will result in best price and execution. If purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Trustees. The Adviser may use its broker dealer affiliates, including Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., the parent of MAS's general partner and limited partner, to carry out the Fund's transactions, provided the Fund receives brokerage services and commission rates comparable to those of other broker dealers.

OTHER INFORMATION: Description of Shares and Voting Rights: The Fund was established under Pennsylvania law by a Declaration of Trust dated February 15, 1984, as amended and restated as of November 18, 1993. The Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series (portfolios) of shares. Currently the Fund consists of twenty-nine portfolios.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 15

The shares of each portfolio of the Fund are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each portfolio of the Fund have no preemptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

Meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist in shareholder communication in such matters to the extent required by law.

Custodians: The Chase Manhattan Bank, New York, NY and Morgan Stanley Trust Company (NY), Brooklyn, NY serve as custodians for the Fund. The custodians hold cash, securities and other assets as required by the 1940 Act.

Transfer and Dividend Disbursing Agent: Chase Global Funds Services Company, a subsidiary of The Chase Manhattan Bank, 73 Tremont Street, Boston, MA 02108-3913, serves as the Funds' Transfer Agent and dividend disbursing agent.

Reports: Shareholders receive semi-annual and annual financial statements. Annual financial statements are audited by Price Waterhouse LLP, independent accountants.

Litigation: The Fund is not involved in any litigation.

Closed Holidays: Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

TRUSTEES AND OFFICERS

The following is a list of the Trustees and the principal executive officers of the Fund and a brief statement of their present positions and principal occupations during the past five years:

Thomas L. Bennett,* Chairman of the Board of Trustees; Managing Director, Morgan Stanley; Portfolio Manager and member of the Executive Committee, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; formerly Director, Morgan Stanley Universal Funds, Inc.

Thomas P. Gerrity, Trustee; Dean and Reliance Professor of Management and Private Enterprise, Wharton School of Business, University of Pennsylvania; Director, Digital Equipment Corporation; Director, Sun Company, Inc.; Director, Fannie Mae; Director, Reliance Group Holdings; Director, CVS Corporation; Director, Union Carbide Corporation.

Joseph P. Healey, Trustee; Headmaster, Haverford School; formerly Dean, Hobart College; Associate Dean, William & Mary College.

Joseph J. Kearns, Trustee; investment consultant; Chief Investment Officer, The
J. Paul Getty Trust; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation.

--------------------------------------------------------------------------------
MAS Funds - 16         Terms in bold type are defined in the Prospectus Glossary

Vincent R. McLean, Trustee; Director, Legal and General America, Inc., Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. Oscar Morong, Jr., Trustee; Managing Director, Morong Capital Management; Director, Ministers and Missionaries Benefit Board of American Bapitist Churches, The Indonesia Fund, The Landmark Funds; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.

*Trustee Bennett is deemed to be an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------
James D. Schmid, President, MAS Funds; Principal, Morgan Stanley; Head of
Mutual Funds, Miller Anderson & Sherrerd, LLP; Director, MAS Fund Distribution, Inc.; Chairman of the Board of Directors, The Minerva Fund, Inc.; formerly Vice President, The Chase Manhattan Bank.

Lorraine Truten, CFA, Vice President, MAS Funds; Principal, Morgan Stanley; Head of Mutal Fund Services, Miller Anderson & Sherrerd, LLP; President, MAS Fund Distribution, Inc.

John H. Grady, Jr., Secretary, MAS Funds; Partner, Morgan, Lewis & Bockius LLP; formerly Attorney, Ropes & Gray.

--------------------------------------------------------------------------------
Terms in bold type are defined in the Prospectus Glossary         MAS Funds - 17

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--------------------------------------------------------------------------------
MAS Funds - 18         Terms in bold type are defined in the Prospectus Glossary


--MAS---------------------------------------------------------------------------------ACCOUNT REGISTRATION FORM---------------------
MAS FUNDS
                                                                                          MAS Fund Distribution, Inc.
                                                                                          General Distribution Agent
------------------------------------------------------------------------------------------------------------------------------------
(1)                   |
REGISTRATION/PRIMARY  ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
MAILING ADDRESS       ||_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
                      |
                      | Attention  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
Confirmations and     |
month-end statements  | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
will be mailed        |
to this address.      | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|-|_|_|_|_|
                      |
                      | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|
                      |
                      | Form of Business
                      | Entity:            [ ] Corporation   [ ] Partnership   [ ] Trust   [ ] Other _____________________________
                      | Type of Account:   [ ] Defined Benefit Plan  [ ] Defined Contribution Plan  [ ] Profit Sharing/Thrift Plan
                      |
                      |                    [ ] Other Employee Benefit Plan ___________________________________________
                      |
                      |                    [ ] Endowment   [ ] Foundation   [ ] Taxable   [ ] Other (Specify)_________
                      |
                      | [ ] United States Citizen  [ ] Resident Alien  [ ] Non-Resident Alien, Indicate Country of Residence _______
------------------------------------------------------------------------------------------------------------------------------------
 (2)                  |
INTERESTED PARTY      |
OPTION                |
                      |
In addition to the    |
account statement     |
sent to the above     | Attention  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
registered address,   | Company
the Fund is           | (If Applicable)  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
authorized to mail    |
duplicate statements  | Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
to the name and       |
address provided      | City   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_|  Zip  |_|_|_|_|_|-|_|_|_|_|
at right.             |
                      | Telephone No.  |_|_|_|-|_|_|_|-|_|_|_|_|
For additional        |
interested party      |
mailings, please      |
attach a separate     |
sheet.                |
------------------------------------------------------------------------------------------------------------------------------------

(3) INVESTMENT

     For Purchase of:      [ ] Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------

(4) TAXPAYER IDENTIFICATION NUMBER
     Part 1.

        Social Security Number                                           IMPORTANT TAX INFORMATION

        |_|_|_|-|_|_|-|_|_|_|_|                  You (as a payee) are required by law to provide us (as payer) with your correct taxpayer identification number. Accounts that have a missing or incorrect
                 or                              taxpayer identification number will be or subject to backup withholding at a 31%
    Employer Identification Number               rate on ordinary income and capital gains distribution as well as redemptions.
                                                 Backup withholding is not an additional tax; the tax liability of person subject
         |_|_|-|_|_|_|_|_|_|_|                   to backup withholding will be reduced by the amount of tax withheld.

Part 2. BACKUP WITHHOLDING                       You may be notified that you are subject to backup withholding under section
                                                 3406(a)(1)(C) because you have underreported interest or dividends or you were
[ ] Check the box if the account is subject      required to, but failed to, file a return which would have included a reportable
to Backup Withholding under the provisions       interest or dividend payment. If you have been so notified, check the box in
of Section 3406(a)(1)(C) of the                  PART 2 at left.
Internal Revenue Code.

------------------------------------------------------------------------------------------------------------------------------------




  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                                                                                                   SIDE ONE OF TWO +


--MAS-------------------------------------------------------------------------------------------------------------------------------
MAS FUNDS

(5) TELEPHONE REDEMPTION OPTION

Please sign below if you wish to redeem or exchange shares by telephone. Redemption proceeds requested by phone may only be mailed to the account's primary registration address or wired according to bank instructions provided in writing. A signature guarantee is required if the bank account listed below is not registered identically to your Fund Account.

The Fund and its agents shall not be liable for reliance on phone instructions reasonably believed to be genuine. The Fund will maintain procedures designed to authenticate telephone instructions received.

Telephone requests for redemptions or exchanges will not be honored unless signature appears below.

(X)
-----------------------------------------------------------------------------------------------
     Signature                                                            Date
------------------------------------------------------------------------------------------------------------------------------------

(6) WIRING INSTRUCTIONS -- The instructions provided below may only be changed by written notification.

     Please check appropriate box(es):

     [ ] Wire redemption proceeds
     [ ] Wire distribution proceeds (please complete box (7) below)

     ____________________________________________________________________           _____________________________________________
            Name of Commercial Bank (Net Savings Bank)                                              Bank Account No.


     ____________________________________________________________________________________________________________________________
                                           Name(s) in which your Bank Account is Established

     ____________________________________________________________________________________________________________________________
                                                         Bank's Street Address

     ___________________________________________________________________________________________   ______________________________
      City                                         State                               Zip             Routing/ABA  Number

------------------------------------------------------------------------------------------------------------------------------------

(7) DISTRIBUTION OPTION -- Income dividends and capital gains distributions (if     |  (8) WIRING INSTRUCTIONS
any) will be reinvested in additional shares if no box is checked below. The        |      For purchasing Shares by wire,
instructions provided below may only be changed by written notification.            |      please send a Fedwire payment to:
                                                                                    |
[ ] Income dividends and capital gains to be paid in cash.                          |      The Chase Manhattan Bank
                                                                                    |      1 Chase Manhattan Plaza
[ ] Income dividends to be paid in cash and capital gains distribution in           |      New York, NY 10081
    additional shares.                                                              |      ABA# 021000021
                                                                                    |      DDA# 910-2-734143
[ ] Income dividends and capital gains to be reinvested in                          |
    additional shares.                                                              |      Attn: MAS Funds Subscription Account
                                                                                    |      Ref. (Portfolio name, your
If cash option is chosen, please indicate instructions below:                       |           Account number,
                                                                                    |           your Account name)
[ ] Mail distribution check to the name and address in which account is             |
    registered.                                                                     |
                                                                                    |
[ ] Wire distribution to the same commercial bank indicated in Section 6 above.     |
                                                                                    |
------------------------------------------------------------------------------------------------------------------------------------

SIGNATURE(S) OF ALL HOLDERS AND TAXPAYER CERTIFICATION

The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current MAS Funds Prospectus and agree to be bound by its terms. Under penalties of perjury I/we certify that the information provided in Section 4 above is true, correct and complete. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

(X)__________________________________________________________       ______________________________________________________________
Signature                                             Date         |                                                              |
                                                                   |                                                              |
(X)__________________________________________________________      |                       FOR INTERNAL USE ONLY                  |
Signature                                             Date         |                                                              |
                                                                   | (X)________________________________________________________  |
(X)__________________________________________________________      |       Signature                                    Date      |
Signature                                             Date         |                                                              |
                                                                   |  __________________________________________________________  |
(X)__________________________________________________________      |                                                              |
Signature                                             Date         |                 O [ ]   F [ ]                                |
                                                                   |                                                              |
          This application is separate from the prospectus.        |                                                              |
                                                                   |______________________________________________________________|

  MILLER
  ANDERSON
__& SHERRERD, LLP __ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185 ________________________________________________

                                                                                                                     SIDE TWO OF TWO

---MAS--------------------------------------------------------------PROSPECTUS--
---------
MAS FUNDS



                                  June __, 1998

     Investment Adviser and Administrator: Transfer Agent:

     Miller Anderson & Sherrerd, LLP       Chase Global Funds Services Company
     One Tower Bridge                      73 Tremont Street
     West Conshohocken,                    Boston, Massachusetts 02108-0913
     Pennsylvania 19428-2899

                           General Distribution Agent:

                           MAS Fund Distribution, Inc.
                           One Tower Bridge
                           P.O. Box 868
                           West Conshohocken,
                           Pennsylvania 19428-0868



     ---------------------------------------------------------------------
                               Table of Contents

                          Page                                           Page

  Fund Expenses            2           General Shareholder Information
  Prospectus Summary       3             Purchase of Shares               10
  Yield and Total Return   4             Redemption of Shares             11
  Investment Suitability   4             Shareholder Services             12
  Investment Limitations   5             Valuation of Shares              12
                                         Dividends, Distributions
  Portfolio Summary        6              and Taxes                       13
  Prospectus Glossary                  Investment Adviser                 14
   Strategy                7           Portfolio Management               15
   Investments             7           Administrative Services            15
                                       General Distribution Agent         15
                                       Portfolio Transactions             15
                                       Other Information                  15
                                       Trustees and Officers              16
  MILLER
  ANDERSON
& SHERRERD, LLP _ ONE TOWER BRIDGE o WEST CONSHOHOCKEN, PA 19428 o 800-354-8185-